Partnership Distributions (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Partnership Distributions [Abstract]
Partnership distribution made	$ 5.0	$ 5.0	$ 0.0
The Account's share of Partnership distribution	3.0	3.0
Purchases of the Partnership by the Real Property Account	$ 0.0	$ 0.0	$ 0.0